Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a) Principles of Consolidation:
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare, as the holding company, determines whether it has a controlling financial interest in an entity by first
evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”)
810
“Consolidation”, a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than
50%
), of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC
810
-
10,
that, in general, either do
not
have equity investors with voting rights or that have equity investors that do not
provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity’s expected losses, receives a majority of an entity’s expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may
include a variable interest in an entity to determine if it
may
be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of
December 31, 2018
and
2019
no
such interest existed.

Use of Estimates, Policy [Policy Text Block]
(b) Use of Estimates:
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]
(c) Comprehensive Income / (Loss):
In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC
220
“Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two
separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(d) Foreign Currency Translation:
The functional currency of the Company is the U.S. dollar because the Company’s vessels operate in international shipping markets and, therefore, primarily transact business in U.S. dollars. The Company’s books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and Cash Equivalents, Policy [Policy Text Block]
(e) Cash, Cash Equivalents and Restricted Cash:
The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three
months or less to be cash equivalents. Cash also includes other kinds of accounts that have the general characteristics of demand deposits in that the customer may
deposit additional funds at any time and also effectively
may
withdraw funds at any time without prior notice or penalty.

Restricted cash consists of minimum cash deposits to be maintained at all times under certain of the Company’s loan agreements. Restricted cash also includes bank deposits and deposits in so-called “retention accounts” that are required under the Company’s borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment. A reconciliation of the cash, cash equivalents and restricted cash is presented in the table below:

	For the years ended December 31,
	2017	2018	2019
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	178,986	113,714	148,928
Restricted cash – current portion	7,238	5,600	6,912
Restricted cash – non-current portion	32,661	47,177	40,031
Total cash, cash equivalents and restricted cash	$218,885	$166,491	$195,871

Receivable [Policy Text Block]
(f) Accounts Receivable, net:
The amount shown as receivables, at each balance sheet date, mainly includes receivables from charterers for hire, net of any provision for doubtful accounts and accrued interest on these receivables, if any. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The provision established for doubtful accounts as of
December 31, 2018
and
2019,
is
$0
.

Inventory, Policy [Policy Text Block]	(g) Inventories: Inventories consist of bunkers, lubricants and spare parts which are stated at the lower of cost or market on a consistent basis. Cost is determined by the first in, first out method.
Insurance Claim Receivables [Policy Text Block]
(h) Insurance Claims Receivable:
The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the claim is not
subject to litigation.

Property, Plant and Equipment, Policy [Policy Text Block]
(i) Vessels, Net:
Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

The cost of each of the Company’s vessels is depreciated from the date of acquisition on a straight-line basis over the vessel’s remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels’ lightweight tonnage and estimated scrap rate. Management estimates the useful life of the Company’s vessels to be
30
years from the date of initial delivery from the shipyard and the estimated scrap rate used to calculate the vessels’ salvage value is
$0.300
per lightweight ton. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

If the estimated economic lives assigned to the Company’s vessels prove to be too long because of unforeseen events such as an extended period of weak markets, the broad imposition of age restrictions by the Company’s customers’, new regulations, or other future events, the remaining estimated useful life of any affected vessel is adjusted accordingly.

Time Charters Assumed with the Acquisition of Second-hand Vessels, Policy [Policy Text Block]
(j) Time Charters Assumed with the Acquisition of Second-hand Vessels
:
The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of any time charters assumed when a vessel is acquired from entities that are not
under common control. This policy does
not
apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability of the time charter assumed at the date of vessel delivery is based on the difference between the current fair market value of the time charter and the net present value of future contractual cash flows under the time charter. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel’s fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(k) Impairment of Long-lived Assets:
The Company reviews its vessels for impairment whenever events or changes in circumstances indicate that the carrying amount of a vessel might not
be recoverable. The Company considers information, such as vessel sales and purchases, business plans and overall market conditions in order to determine if an impairment might exist.

I
f the Company determines that an impairment indicator is present, or if circumstances indicate that an impairment may
exist, the Company then performs an analysis to determine whether an impairment loss should be recognized. The Company proceeds to Step
1
of the impairment analysis whereby, it computes estimates of the future undiscounted net operating cash flows for each vessel based on assumptions regarding time charter rates, vessels’ operating expenses, vessels’ capital expenditures, vessels’ residual value, fleet utilization and the estimated remaining useful life of each vessel. The future undiscounted net operating cash flows are determined as the sum of (
x
) (i) the charter revenues from existing time charters for the fixed fleet days and (ii) an estimated daily time charter rate for the unfixed days (based on the most recent ten
year historical average rates after eliminating outliers and without adjustment for any growth rate) over the remaining estimated life of the vessel, assuming fleet utilization of
99.2%
(excluding the scheduled off-hire days for planned dry-dockings and special surveys which are determined separately ranging from
12
to
30
days depending on the size and age of each vessel), less (y) (i) expected outflows for vessels’ operating expenses assuming an expected increase in expenses of
2.5%,
based on management’s estimates taking into consideration the Company’s historical data, (ii) planned dry-docking and special survey expenditures and (iii) management fees expenditures. Charter rates for container shipping vessels are cyclical and subject to significant volatility based on factors beyond Company’s control. Therefore, the Company considers the most recent ten
-year historical average, after eliminating outliers, to be a reasonable estimation of expected future charter rates over the remaining useful life of our vessels. The Company defines outliers as index values provided by an independent, third
party maritime research services provider. Given the spread of rates between peaks and troughs over the decade, the Company believes the most recent ten
-year historical average rates, after eliminating outliers, provide a fair estimate in determining a rate for long-term forecasts. The salvage value used in the impairment test is estimated at
$0.300
per light weight ton in accordance with the vessels’ depreciation policy. The assumptions used to develop estimates of future undiscounted net operating cash flows are based on historical trends as well as future expectations. If those future undiscounted net operating cash flows are greater than a vessel’s carrying value, there are no
impairment indications for such vessel. If those future undiscounted net operating cash flows are less than a vessel’s carrying value, the Company proceeds to Step
2
of the impairment analysis for such vessel.

In Step
2
of the impairment analysis, the Company determines the fair value of the vessels that failed Step
1
of the impairment analysis, based on management estimates and assumptions, making use of available market data and taking into consideration third
party valuations. Therefore, the Company has categorized the fair value of the vessels as Level
2
in the fair value hierarchy. The difference between the carrying value of the vessels that failed Step
1
of the impairment analysis and their fair value as calculated in Step
2
of the impairment analysis is recognized in the Company’s accounts as impairment loss.

The review of the carrying amounts in connection with the estimated recoverable amount of the Company’s vessels as of
December 31, 2019
resulted in an impairment loss of
$3,042.
As of
December 31, 2017
and
2018,
our assessment concluded that
$17,959
and
nil,
respectively, of impairment loss should be recorded.

Assets Held for Sale [Policy Text Block]
(l) Long-lived Assets Classified as Held for Sale:
The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC
360,
Property, Plant and Equipment, when: (i) management, having the authority to approve the action, commits to a plan to sell the asset; (ii) the asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one
year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. According to ASC
360
-
10
-
35,
the fair value less cost to sell of the long-lived asset (disposal group) should be assessed each reporting period it remains classified as held for sale. Subsequent changes in the long-lived asset's fair value less cost to sell (increase or decrease) would be reported as an adjustment to its carrying amount, except that the adjusted carrying amount should not
exceed the carrying amount of the long-lived asset at the time it was initially classified as held for sale. These long-lived assets are not
depreciated once they meet the criteria to be classified as held for sale and are classified in current assets on the consolidated balance sheet.

Accounting for Special Survey and Dry-docking Costs [Policy Text Block]
(m) Accounting for Special Survey and Dry-docking Costs:
The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written-off and included in the calculation of the resulting gain or loss in the period of the vessel’s sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not
recoverable as of the date of such classification are immediately written-off to the consolidated statement of income.

Debt, Policy [Policy Text Block]
(n) Financing Costs:
Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third
parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
(o) Concentration of Credit Risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts receivable (included in current and non-current assets), equity method investments, equity securities, debt securities and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable, equity method investments and equity and debt securities by performing ongoing credit evaluations of its customers’ and investees’ financial condition and generally does not
require collateral for its accounts receivable.

Revenue [Policy Text Block]
(p) Accounting for Revenues and Expenses:
 Revenues are generated from time charter agreements which contain a lease as they meet the criteria of a lease under ASC
842
or ASC
840
under transition accounting. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time-charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by such charterer. Additionally, the charterer pays port and canal dues to third
parties, as well as for bunkers consumed during the term of the time charter agreement. Such costs are considered direct costs for the charterers as they are directly paid by charterers, unless they are paid to the account of the owner, in which case they are included in voyage expenses. Additionally, the owner pays commissions on the daily hire, to both the charterer and to brokers, which are direct costs and are recorded in voyage expenses. Under a time-charter agreement, the owner provides services related to the operation and the maintenance of the vessel, including crew, spares and repairs, which are recognized in operating expenses. Time charter revenues are recognized over the term of the charter as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Revenue generated from variable lease payments is recognized in the period when changes in the facts and circumstances on which the variable lease payments are based occur. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not
been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis. The Company, as lessor, has elected not
to allocate the consideration in the agreement to the separate lease and non-lease components (operation and maintenance of the vessel), as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the lease of the vessel rather than to the services provided under the time charter contracts.

Revenues for
2017,
2018
and
2019,
derived from significant charterers individually accounting for
10%
or more of revenues (in percentages of total revenues) were as follows:

	2017	2018	2019
A	28%	27%	22%
B	29%	27%	24%
C	16%	10%	10%
D	21%	24%	38%
Total	94%	88%	94%

Derivatives, Policy [Policy Text Block]
(q) Derivative Financial Instruments:
The Company enters into interest rate swap contracts to manage its exposure to fluctuations of interest rate risks associated with specific borrowings. Interest rate differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flow to be paid (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of the derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may
re-designate an undesignated hedge after its inception as a hedge but then will consider its non-
zero
value at re-designation in its assessment of effectiveness of the cash flow hedge.

The Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within
80%
to
125%
of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not
highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC
815
“Derivatives and Hedging”.

On
January 1, 2016
the Company changed the presentation of interest accrued and realized on non-hedging derivative instruments and reclassified such from the Interest and Finance costs line item to Loss on derivative instruments, net on the consolidated statements of income. Comparative figures have been recast to reflect this change in presentation.

The Company also enters into forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not
designated these forward exchange rate contracts for hedge accounting.

Earnings Per Share, Policy [Policy Text Block]
(r) Earnings per Share:
Basic earnings per share are computed by dividing net income attributable to common equity holders by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no
dilutive securities outstanding during the
three
-year period ended
December 31, 2018.
Earnings per share attributable to common equity holders are adjusted by the contractual amount of dividends related to the preferred stock holders that accrue for the period.

Fair Value of Financial Instruments, Policy [Policy Text Block]
(s) Fair Value Measurements:
The Company adopted, as of
January 1, 2008,
ASC
820
“Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level
1
) to quoted prices in active markets and the lowest priority (Level
3
) to unobservable data for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. The standard applies when assets or liabilities in the financial statements are to be measured at fair value but does not
require additional use of fair value beyond the requirements in other accounting principles (Notes
18
and
19
).

ASC
825
“Financial Instruments” permits companies to report certain financial assets and financial liabilities at fair value. ASC
825
was effective for the Company as of
January 1, 2008,
at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company has evaluated the guidance contained in ASC
825,
and has elected
not
to report any existing financial assets or liabilities at fair value that are not
already so reported; therefore, the adoption of the statement had no
impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this standard.

Segment Reporting, Policy [Policy Text Block]
(t) Segment Reporting:
The Company reports financial information and evaluates its operations by charter revenues and not
by the length of ship employment for its customers, i.e., spot or time charters. The Company does not
use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not
identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one
reportable segment.

Equity Method Investments [Policy Text Block]
(u) Equity Method Investments:
Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in such entities is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income / (loss). Dividends received from an investee reduce the carrying amount of the investment. When the Company’s share of losses in an investee equals or exceeds its interest in the investee, the Company does not
recognize further losses unless the Company has incurred obligations or made payments on behalf of the investee.

Lessee, Leases [Policy Text Block]
(v)
Right-of-Use Asset - Finance Leases:
The Financial Accounting Standards Board (“FASB”) ASC
842
classifies leases from the standpoint of the lessee at the inception of the lease as finance leases or operating leases. The determination of whether an arrangement is (or contains) a finance lease is based on the substance of the arrangement at the inception date and is assessed in accordance with the criteria set in ASC
842
-
10
-
25
-
2.
If
none
of the criteria in ASC
842
-
10
-
25
-
2
are met, leases are accounted for as operating leases.

Finance leases are accounted for as the acquisition of a finance right-of-use asset and the incurrence of an obligation by the lessee. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement, of the lease payments to be made over the lease term. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.

A lessee initially measures the finance right-of-use asset at cost which consists of: the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. A lessee shall amortize the finance right-of-use asset on a straight-line basis (unless another systematic basis better represents the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits) from the commencement date to the earlier of the end of the useful life of the finance right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee shall amortize the right-of-use asset to the end of the useful life of the underlying asset (estimated at
30
years). Transition accounting for the adoption of ASC
842
is described below in “New Accounting Pronouncements – Adopted”.

For sale and leaseback transactions, if the transfer is
not
a sale in accordance with ASC
842
-
40
-
25
-
1
through
25
-
3,
the Company, as seller-lessee - does
not
derecognize the transferred asset and accounts for the transaction as a financing. An excess of carrying value over fair market value at the date of sale would indicate that the recoverability of the carrying amount of an asset should be assessed under the guidelines of ASC
360.

Operating lease payments are recognized as an operating expense in the consolidated statement of income on a straight-line basis over the lease term.

Marketable Securities, Policy [Policy Text Block]
(w) Investments in Equity and Debt Securities:
The Company historically classified debt securities and equity securities pursuant to the provisions of ASC
320
-
10
-
25
-
1
“Investments–Debt and Equity Securities”, into
one
of the following
three
categories:

a. Trading securities: If the Company acquires a security with the intent of selling it in the near term, the security is classified as trading,

b. Available-for-sale securities: Investments in debt securities and equity securities that have readily determinable fair values not
classified as trading securities or as held-to-maturity securities are classified as available-for-sale securities and

c. Held-to-maturity securities: Investments in debt securities are classified as held-to-maturity only if the Company has the positive intent and ability to hold these securities to maturity.
In order to determine the applicable category, the Company considered the following: (i) if the Company intended to sell the security, (ii) whether it is more likely than not
that the Company will be required to sell the security before the recovery of its (entire) cost, and (iii) whether the security has a readily determinable fair value or not.

Debt and equity securities, which were decided on inception to be accounted for as trading securities or available-for-sale securities, were initially recognized at cost and subsequently measured at fair value. Declines in the fair value of trading securities were recognized in earnings, while declines in the fair value of available-for-sale securities were recorded in Other Comprehensive Income and affect earnings when the securities were disposed.

Beginning
January 1, 2018,
the adoption of ASU
2016
-
01
“Recognition and Measurement of Financial Assets and Financial Liabilities” changes the existing GAAP model for investments, by making two
specific changes to the accounting for equity investments: (
1
) supersedes the existing requirement to classify equity securities with readily determinable fair values into different categories (that is, trading or available-for-sale); and (
2
) requires equity securities (including other ownership interests, such as partnerships, unincorporated joint ventures, and limited liability companies, but excluding those accounted for under the equity method, those that result in consolidation of the investee and certain other investments) to be measured at fair value with changes in the fair value recognized through net income. However, for equity investments that don’t have readily determinable fair values and don’t qualify for the existing practical expedient in ASC
820
to estimate fair value using the net asset value (NAV) per share (or its equivalent) of the investment, entities may
choose to measure those investments at cost, less any impairment. The new guidance does not
broadly change the classification and measurement guidance for classifying and measuring investments in debt securities.

Held-to-maturity debt securities are initially recognized at cost and subsequently are measured at amortized cost, less impairment. The amortized cost is adjusted for amortization of premiums and accretion of discounts to maturity. Management evaluates debt securities held-to-maturity for other than temporary impairment at each reporting date. In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not
limited, to the following: (i) the extent of the duration of the decline; (ii) the reasons for the decline in value, and (iii) the financial condition of and near-term prospects of the issuer.

Equity securities with
no
readily determinable fair value, which relate to an entity in which the Company does not
have the ability to exercise significant influence, were historically accounted for pursuant to the provisions of ASC
325
-
20
“Investments - Other Cost Method Investments”. The Company initially recognizes such equity securities at cost. Subsequently, any dividends distributed by the investee to the Company are recognized as income when received, but only to the extent they represent net accumulated earnings of the investee since the Company’s initial recognition of the investment. Net accumulated earnings are recognized as income by the Company only if they are distributed to the investor as dividends. Any dividends received in excess of net accumulated earnings are recognized as a reduction in the carrying amount of the investment. Management evaluates the equity securities for other-than-temporary-impairment at each reporting date. An investment in cost method equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value. Consideration is given to significant deterioration in the earnings performance, or business prospects of the investee, significant adverse change in the regulatory, economic, or technological environment of the investee, significant adverse change in the general market condition in which the investee operates, as well as factors that raise significant concerns about the investee’s ability to continue as a going concern. Beginning
January 1, 2018,
upon adoption of ASU
2016
-
01
“Recognition and Measurement of Financial Assets and Financial Liabilities”, the Company used a prospective transition approach for such equity investments without readily determinable fair values (including disclosure requirements). The Company elected to use the measurement alternative for these investments and measure these investments at cost, less any impairment.

An investment in debt or equity securities is considered impaired if the fair value of the investment is less than its carrying value, in which case, the Company recognizes in earnings an impairment loss equal to the difference between their carrying value and their fair value.

Compensation Related Costs, Policy [Policy Text Block]
(
x
) Stock Based Compensation:
The Company accounts for stock-based payment awards granted to Costamare Shipping Services Ltd. (Note
3
and
14
(a)) for the services provided, following the guidance in ASC
505
-
50
“Equity Based Payments to Non-Employees”. The fair value of the stock-based payment awards is recognized in the line item General and administrative expenses - related parties in the consolidated statements of income.

Going Concern, Policy [Policy Text Block]
(y) Going concern:
The Company evaluates whether there is substantial doubt about its ability to continue as a going concern by applying the provisions of ASU
No.
2014
-
15.
In more detail, the Company evaluates whether there are conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one
year from the date the financial statements are issued. As part of such evaluation, the Company did not
identify any conditions that raise substantial doubt about the entity's ability to continue as a going concern. As a result, there was no
impact in the Company’s results of operations, financial position, cash flows or disclosures.

Long Lived Assets, Finance Leases, Policy [Policy Text Block]
(z) Long lived Assets- Financing Arrangements:
Following the implementation of ASC
606
Revenue with Contracts with Customers, sale and leaseback transactions, which includes an obligation for the Company, as seller-lessee, to repurchase the asset, are precluded from being accounted for the transfer of the asset as sale, as the transaction is classified as a financing by the Company, since it effectively retains control of the underlying asset. As such, the Company does not
derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest. Interest costs incurred (i) under financing arrangements that relate to vessels in operation are expensed to Interest and finance costs in the consolidated statement of operations and (ii) under financing arrangements that relate to vessels under construction are capitalized to Vessels and advances, net in the consolidated balance sheets.

New Accounting Pronouncements, Policy [Policy Text Block]
New Accounting Pronouncements - Adopted

On
January 1, 2019,
the Company adopted
ASU
No.
2016
-
02,
Leases (ASC
842
)
, as amended from time to time, using the modified retrospective transition method. The Company elected to apply the additional and optional transition method to existing leases at the beginning of the period of adoption through a cumulative effect adjustment to the opening retained earnings as of
January 1, 2019.
The prior period comparative information has
not
been restated and continues to be reported under the accounting guidance in effect for those periods (ASC
840
), including the disclosure requirements. Also, the Company elected to apply a package of practical expedients under ASC
842,
which allowed the Company,
not
to reassess (i) whether any existing contracts, on the date of adoption, contained a lease, (ii) lease classification of existing leases classified as operating leases in accordance with ASC
840
and (iii) initial direct costs for any existing leases. .
The Company accounts for operating leases that were entered into before
January 1, 2019,
but commenced on or after this effective date under ASC
842
rather than the transition provisions of ASC
842.

Furthermore, as a resulting of electing to apply the pack
age of practical expedients, at
January 1, 2019,
the Company’s capital leases under ASC
840
became finance leases under ASC
842
as lease classification is
not
reassessed in transition. Therefore, at that date, the Company, as lessee, initially recognized a finance lease right-of-use asset and lease liability measured at the carrying amount of the capital lease assets and capital lease obligations under ASC
840.
There were
no
unamortized initial direct costs recognized as part of the finance lease right-of-use asset. After
January 1, 2019,
the Company, as lessee, will follow ASC
840
for expense recognition unless the lease is modified and the modified lease is not
accounted for as a separate contract or the Company is otherwise required to remeasure its lease liability in accordance with ASC
842.
At
January 1, 2019,
the Company continued to recognize the deferred gain or loss, previously described as prepaid or unearned rental income, related to its failed sale and leaseback transactions under ASC
840,
but reclassified such amounts to the right-of-use asset and changed the amortization period from over the lease term to in proportion to the amortization of the right-of-use asset.

On
January 1, 2019,
the Company adopted
ASU
No.
2017
-
11,
Earnings Per Share (Topic
260
), Distinguishing Liabilities from Equity (Topic
480
) and Derivatives and Hedging (Topic
815
).
Part I of this Update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this Update addresses the difficulty of navigating Topic
480,
Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this Update do not
have an accounting effect.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements and related disclosures.

On
January 1, 2019,
the Company adopted
ASU
No.
2017
-
12,
 Derivatives and Hedging (Topic
815
):
Targeted Improvements to Accounting for Hedging Activities (ASU
No.
2017
-
12
), which amends and simplifies existing guidance in order to allow companies to more accurately present the economic effects of risk management activities in the financial statements, and
ASU
2018
-
16,
“Derivatives and Hedging (Topic
815
)—Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes”
, which permits the use of the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic
815
in addition to the UST, the LIBOR swap rate, the OIS rate based on the Fed Funds Effective Rate and the SIFMA Municipal Swap Rate, as further amended through
ASU
2019
-
04,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”.
The amendments have been adopted on a prospective basis for qualifying new or re-designated hedging relationships entered into on or after the date of adoption.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements.

On
January 1, 2019,
the Company adopted
ASU
No.
2018
-
07,
Improvements to Nonemployee Share-Based Payment Accounting (Topic
718
)
,
which simplifies the accounting for share-based payments to nonemployees by aligning it with the accounting for share-based payments to employees, with certain exceptions.
The adoption of this new accounting guidance did
not
have a material effect on the Company’s consolidated financial statements and related disclosures.

New Accounting Pronouncements -
Not
Yet Adopted

In
June 2016,
the FASB issued ASU
No.
2016
-
13—Financial
Instruments—Credit Losses (Topic
326
) - Measurement of Credit Losses on Financial Instruments
. ASU
No.
2016
-
13
amended guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this Update are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years. Early application is permitted.
Furthermore,
in
November 2018,
the FASB issued ASU
2018
-
19,
“Codification Improvements to Topic
326,
Financial Instruments—Credit Losses”
. The amendments clarify that receivables arising from operating leases are not
within the scope of Subtopic
326
-
20.
Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic
842,
Leases.
In addition,
in
April 2019,
the FASB issued ASU
2019
-
04,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”,
the amendments of which clarify the modification of accounting for available for sale debt securities excluding applicable accrued interest, which must be individually assessed for credit losses when fair value is less than the amortized cost basis.
In
May 2019,
the FASB issued
ASU
2019
-
05,
“
Codification Improvements to Topic
326,
Financial Instruments—Credit Losses, Financial Instruments—Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825
Financial Instruments”,
the amendments of which provide entities that have certain instruments within the scope of Subtopic
326
-
20,
Financial Instruments—Credit Losses—Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic
825
-
10,
Financial Instruments—Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic
326.
The fair value option election does
not
apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics
820
-
10,
Fair Value Measurement—Overall, and
825
-
10.
The effective date and transition requirements for the amendments in these Updates are the same as the effective dates and transition requirements in Update
2016
-
13,
as amended by these Updates.
Based on its preliminary assessment and considering that its receivables relate mainly to time charter revenues whose collectability is evaluated in accordance with ASC
842
Leases, the Company does
not
expect to have a material impact from the adoption of the new accounting standard on its consolidated financial statements and related disclosures.

In
August 2018,
the FASB issued ASU
2018
-
13,
“Fair Value Measurement (Topic
820
)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”
, which improves the effectiveness of fair value measurement disclosures. In particular, the amendments in this Update modify the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter
8:
Notes to Financial Statements, including the consideration of costs and benefits. The amendments in the Update apply to all entities that are required under existing GAAP to make disclosures about recurring and non-recurring fair value measurements. ASU
2018
-
13
is effective for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.

In
October 2018,
the FASB issued ASU
2018
-
17,
“Consolidation (Topic
810
)—Targeted Improvements to Related Party Guidance for Variable Interest Entities”.
The FASB is issuing this Update in response to stakeholders’ observations that Topic
810,
Consolidation, could be improved in the following areas: (i) applying the variable interest entity (VIE) guidance to private companies under common control and (ii) considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The amendments in this Update improve the accounting for those areas, thereby improving general purpose financial reporting. ASU
2018
-
17
is effective for annual periods, including interim periods within those annual periods, beginning after
December 15, 2019.
All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and related disclosures.